UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS CAPITAL FUND

FORM N-Q

SEPTEMBER 30, 2007

LEGG MASON PARTNERS CAPITAL FUND

Schedule of Investments (unaudited)	September 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 92.1%
CONSUMER DISCRETIONARY - 5.0%
Media - 5.0%
2,336,900	Warner Music Group Corp.	$23,602,690
2,233,500	WPP Group PLC	30,145,203

	TOTAL CONSUMER DISCRETIONARY	53,747,893

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
466,286	FHC Delaware Inc. (a)(b)*	1

ENERGY - 14.0%
Energy Equipment & Services - 8.5%
827,200	BJ Services Co.	21,962,160
206,800	Diamond Offshore Drilling Inc.	23,428,372
1,771,700	ION Geophysical Corp. *	24,502,611
703,100	Nabors Industries Ltd. *	21,634,387

	Total Energy Equipment & Services	91,527,530

Oil, Gas & Consumable Fuels - 5.5%
537,700	Anadarko Petroleum Corp.	28,901,375
625,000	Newfield Exploration Co. *	30,100,000

	Total Oil, Gas & Consumable Fuels	59,001,375

	TOTAL ENERGY	150,528,905

FINANCIALS - 23.6%
Capital Markets - 2.8%
49,600	Bear Stearns Cos. Inc.	6,091,376
392,900	Lehman Brothers Holdings Inc.	24,253,717

	Total Capital Markets	30,345,093

Consumer Finance - 4.6%
827,200	American Express Co.	49,110,864

Diversified Financial Services - 3.4%
800,000	JPMorgan Chase & Co.	36,656,000

Insurance - 9.9%
495,400	AFLAC Inc.	28,257,616
330,900	American International Group Inc.	22,385,385
289,500	Arch Capital Group Ltd. *	21,541,695
500,000	Marsh & McLennan Cos. Inc.	12,750,000
1,116,700	Progressive Corp.	21,675,147

	Total Insurance	106,609,843

Thrifts & Mortgage Finance - 2.9%
1,304,400	Hudson City Bancorp Inc.	20,061,672
351,800	NewAlliance Bancshares Inc.	5,164,424
205,000	Washington Federal Inc.	5,383,300

	Total Thrifts & Mortgage Finance	30,609,396

	TOTAL FINANCIALS	253,331,196

HEALTH CARE - 2.6%
Health Care Providers & Services - 2.6%
579,100	UnitedHealth Group Inc.	28,045,813

INDUSTRIALS - 14.1%
Aerospace & Defense - 4.0%
413,600	L-3 Communications Holdings Inc.	42,245,104

Commercial Services & Supplies - 1.2%
372,200	Monster Worldwide Inc. *	12,677,132

Construction & Engineering - 2.3%
425,000	Shaw Group Inc. *	24,692,500

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
INDUSTRIALS - 14.1% (continued)
Industrial Conglomerates - 6.6%
1,282,200	General Electric Co.	$53,083,080
405,900	Tyco International Ltd.	17,997,606

	Total Industrial Conglomerates	71,080,686

	TOTAL INDUSTRIALS	150,695,422

INFORMATION TECHNOLOGY - 32.8%
Communications Equipment - 12.1%
1,600,000	Cisco Systems Inc. *	52,976,000
1,199,500	Comverse Technology Inc. *	23,750,100
537,700	Dycom Industries Inc. *	16,469,751
1,417,800	Motorola Inc.	26,271,834
1,075,400	Tellabs Inc. *	10,237,808

	Total Communications Equipment	129,705,493

Computers & Peripherals - 5.7%
227,500	International Business Machines Corp.	26,799,500
778,100	Network Appliance Inc. *	20,938,671
827,200	Palm Inc.	13,458,544

	Total Computers & Peripherals	61,196,715

Electronic Equipment & Instruments - 1.9%
992,702	Photon Dynamics Inc. (c)*	8,983,953
310,200	Tyco Electronics Ltd.	10,990,386

	Total Electronic Equipment & Instruments	19,974,339

Internet Software & Services - 2.2%
700,000	VeriSign Inc. *	23,618,000

IT Services - 3.4%
902,900	Accenture Ltd., Class A Shares	36,341,725

Semiconductors & Semiconductor Equipment - 2.9%
4,260,200	LSI Corp. *	31,610,684

Software - 4.6%
372,200	Blackboard Inc. *	17,061,648
661,800	Check Point Software Technologies Ltd. *	16,664,124
703,100	Oracle Corp. *	15,222,115

	Total Software	48,947,887

	TOTAL INFORMATION TECHNOLOGY	351,394,843

	TOTAL COMMON STOCKS (Cost - $891,398,683)	987,744,073

CONTRACTS
PURCHASED OPTION - 0.3%
4,500	Amgen Inc., Call @ $60.00, expires 1/17/09 (Cost - $2,925,180)	3,015,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $894,323,863)	990,759,073

FACE AMOUNT
SHORT-TERM INVESTMENT - 8.6%
Repurchase Agreement - 8.6%
$92,598,000	Interest in $1,131,503,000 joint tri-party repurchase agreement dated 9/28/07 with Greenwich Capital Markets Inc., 4.950% due 10/1/07; Proceeds at maturity - $92,636,197; (Fully collateralized by various U.S. government agency obligations, 4.603% to 7.433% due 4/1/18 to 10/1/37; Market value - $94,450,283) (Cost - $92,598,000)	92,598,000

	TOTAL INVESTMENTS - 101.0% (Cost - $986,921,863#)	1,083,357,073
	Liabilities in Excess of Other Assets - (1.0)%	(10,559,324)

	TOTAL NET ASSETS - 100.0%	$1,072,797,749

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	All or a part of this security is segregated for written options and extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value

496	Bear Stearns Cos. Inc. (Premiums received - $236,588)	10/20/2007	$130.00	$99,200

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Capital Fund (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Prior to close of business April 16, 2007, the Fund was a Maryland corporation registered under the 1940 Act, as a non-diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$155,440,475
Gross unrealized depreciation	(59,005,265)

Net unrealized appreciation	$96,435,210

Notes to Schedule of Investments (unaudited) (continued)

During the period ended September 30, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Options written, outstanding December 31, 2006	—	—
Options written	12,857	$2,512,110
Options closed	(3,515)	(449,352)
Options exercised	(30)	(2,666)
Options expired	(8,816)	(1,823,504)

Options written, outstanding September 30, 2007	496	$236,588

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2007